Income Tax (Tables)	9 Months Ended
Jun. 30, 2026
Disclosure of income tax [abstract]
Schedule of Major Components of Income Tax Expense	The components of income tax expense are as follows:

	Three months ended June 30,		Nine months ended June 30,
	2026	2025	2026	2025
Current income taxes	(47,802)	(29,362)	(107,219)	(85,387)
Deferred income taxes	(2,657)	(21,089)	(1,629)	(28,795)
Income tax expense	(50,459)	(50,451)	(108,848)	(114,182)